Invesco PowerShares
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

April 6, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	PowerShares Exchange-Traded Fund Trust II

1933 Act Registration No. 333 - 138490

1940 Act Registration No. 811 - 21977

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (“1933 Act”), the undersigned certifies on behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) that the Prospectus and the Statement of Additional Information for the PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio, a series of the Trust, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 479 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 479 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on March 31, 2015.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 630-868-7179.

Sincerely,

/s/ Anna Paglia

Anna Paglia

Head of Legal

PowerShares